Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more as well as Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 25,629,956	¥ 25,509,202
Foreign deposit in amounts of USD 100,000 or more	9,847,392	7,963,259
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,232,463	17,655,932
Foreign deposit in amounts of USD 100,000 or more	6,420,138	6,166,293
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	8,397,493	7,853,270
Foreign deposit in amounts of USD 100,000 or more	¥ 3,427,254	¥ 1,796,966